Related Party Transactions (Narrative) (Details)	12 Months Ended				1 Months Ended														12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Feb. 29, 2012 RMB [Member] China Minsheng Bank [Member] CNY	Feb. 29, 2012 RMB [Member] China Minsheng Bank [Member] Maximum [Member]	Feb. 29, 2012 RMB [Member] China Minsheng Bank [Member] Minimum [Member]	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] CNY	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Dec. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Dec. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan in October and November 2010 [Member] USD ($)	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan in October and November 2010 [Member] CNY	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in October and November 2010 [Member] Before Term Extended [Member]	Sep. 30, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan in October and November 2010 [Member] Before Term Extended [Member]	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in October and November 2010 [Member] After Term Extended [Member]	Sep. 30, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan in October and November 2010 [Member] After Term Extended [Member]	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2011 [Member] USD ($)	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2011 [Member] CNY	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2011 [Member] Before Term Extended [Member]	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2011 [Member] Before Term Extended [Member]	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2011 [Member] After Term Extended [Member]	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2011 [Member] After Term Extended [Member]	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan in August 2011 [Member] USD ($)	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan in August 2011 [Member] CNY	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in August 2011 [Member] Before Term Extended [Member]	Aug. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan in August 2011 [Member] Before Term Extended [Member]	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in August 2011 [Member] After Term Extended [Member]	Aug. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan in August 2011 [Member] After Term Extended [Member]	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2012 [Member] USD ($)	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2012 [Member] CNY	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2012 [Member] Before Term Extended [Member]	Feb. 28, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2012 [Member] Before Term Extended [Member]	Dec. 31, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2012 [Member] After Term Extended [Member]	Feb. 28, 2013 Companies under Common Control by Shanda [Member] RMB [Member] Loan in February 2012 [Member] After Term Extended [Member]	Feb. 29, 2012 Shanda [Member] USD [Member] USD ($)	Feb. 29, 2012 Shanda [Member] USD [Member] CNY	Dec. 31, 2013 Shanda and Companies under Common Control by Shanda [Member] USD ($)	Dec. 31, 2013 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2011 Shanda and Companies under Common Control by Shanda [Member] CNY
Related Party Transaction [Line Items]
Loans to related parties											$ 65,600,000	404,300,000			$ 66,300,000	417,400,000	$ 80,700,000	503,000,000					$ 3,200,000	20,000,000					$ 48,200,000	300,000,000					$ 18,500,000	115,000,000					$ 160,000,000	1,005,700,000
Loans to related parties, due date																			September 2011		June 2013				August 2011		February 2013				August 2012		August 2013				February 2013		February 2014
Interest rates on loans to related parties																				5.68%		5.68%				6.71%		6.71%				5.93%		5.40%				5.93%		5.43%	3.00%	3.00%
Loans to related parties, outstanding balance									4,100,000	25,000,000
Loans from related parties													148,600,000	926,000,000
Interest rates on loans from related parties													3.00%	3.00%
Short-term borrowings							156,000,000	980,500,000
Bank borrowing, carried interest rate							6.00%	6.00%
Short-term investments pledged for bank borrowings				983,800,000
Short-term investments, carried interest rate					6.94%	5.46%
Interest income relating to Shanda's privatization	4,400,000	26,500,000	79,900,000
Interest expense relating to Shanda's privatization	4,100,000	24,900,000	78,700,000
Net interest income relating to Shanda's privatization	300,000	1,600,000	1,200,000
Interest income for loans to and from Shanda and companies under its common control																																											8,000,000	48,588,000	83,711,000	32,490,000
Interest expense for loans to and from Shanda and companies under its common control																																											4,800,000	28,766,000	26,787,000	12,150,000
Net interest income for loans to and from Shanda and companies under its common control																																											$ 3,300,000	19,800,000	56,900,000